Schedule III Real Estate and Accumulated Depreciation - Reconciliation of Real Estate Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance, beginning of period	$ (2,595,648)	$ (2,242,345)	$ (1,904,311)
Additions (depreciation expense)	(618,970)	(440,002)	(418,407)
Disposals	9,401	7,396	16,038
Foreign currency transaction adjustments and others	29,245	79,303	64,335
Balance, end of year	$ (3,175,972)	$ (2,595,648)	$ (2,242,345)